ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE, NET

6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Accounts receivable	672,708	1,069,021	7,415
Less: allowance for expected credit losses	(27,805)	(54,508)	(378)
Accounts receivable, net	644,903	1,014,513	7,037

Accounts receivable are non-interest bearing and are generally on terms of 30 days.

The following table presents the activity in the allowance for expected credit losses:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	28,407	27,805	193
Addition	—	26,703	185
Reversal	(602)	—	—
Balance at the end of the year	27,805	54,508	378